Subsequent Events (Details) $ / shares in Units, shares in Millions								3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 25, 2022 USD ($) $ / shares	Sep. 15, 2022 USD ($) shares	Sep. 02, 2022 shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Jul. 12, 2022 shares	Jun. 10, 2021 shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Aug. 30, 2021 USD ($)	May 20, 2021 USD ($)
Subsequent Event [Line Items]
Principal								$ 33,598,000		$ 33,598,000		$ 57,811,000	$ 565,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Revenue								$ 34,202,000	$ 30,128,000	$ 59,593,000	$ 60,066,000	$ 114,080,000	$ 26,759,000	$ 44,566,000
PRC
Subsequent Event [Line Items]
Revenue								15,647,000	$ 5,074,000	28,882,000	$ 8,130,000	29,712,000	$ 25,045,000	$ 2,693,000
Cash								12,400,000		12,400,000
YA II PN, Ltd
Subsequent Event [Line Items]
Convertible notes payable															$ 43,700,000
Outstanding balance															$ 16,700,000
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost								67,640,000		67,640,000		54,319,000
VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost								$ 48,018,000		$ 48,018,000		$ 42,500,000						$ 42,500,000
US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares							6.6
Percentage of voting equity interests acquired							100.00%
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Subsequent Event | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate	8.00%
Threshold percentage	3.00%
Threshold consecutive trading days	5
Conversion price of common stock | $ / shares	$ 0.05
Subsequent Event | YA PN II SDPA | Maximum
Subsequent Event [Line Items]
Annual rate	18.00%
Subsequent Event | VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost																$ 29,100,000
Subsequent Event | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Transaction period			36 months	36 months
Shares issued as a percentage of outstanding stock			19.90%	5.00%
Threshold consecutive trading days, pricing period				3 days
Number of shares issued (in shares) | shares		150.0	60.0	60.0
Commitment fee		$ 1,500,000		$ 600,000
Purchase price equal to percentage of market price			95.00%	95.00%
Subsequent Event | Standby Equity Purchase Agreement | Maximum
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares			5.0
Subsequent Event | US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares						6.6
Equity interest percentage						100.00%
Subsequent Event | US Hybrid | YA PN II SDPA
Subsequent Event [Line Items]
Percentage of voting equity interests acquired	51.00%
Convertible Debt | VIA Motors International, Inc.
Subsequent Event [Line Items]
Principal																		$ 42,500,000
Interest rate																		4.00%
Convertible Debt | Subsequent Event | YA PN II SDPA
Subsequent Event [Line Items]
Cost	$ 4,875,000
Principal	6,500,000
Financing fee	1,500,000
Outstanding balance	$ 125,000
Threshold percentage	95.00%
Via Motor Note | Convertible Debt
Subsequent Event [Line Items]
Principal																	$ 11,800,000	$ 42,500,000	$ 2,200,000
Interest rate								4.00%		4.00%							4.00%	4.00%
Via Motor Note | Convertible Debt | Subsequent Event
Subsequent Event [Line Items]
Principal																$ 17,300,000	$ 11,800,000
Interest rate																	4.00%
Convertible Debenture | Subsequent Event | YA II PN, Ltd
Subsequent Event [Line Items]
Convertible notes payable					$ 16,700,000
Conversion price (in dollars per share) | $ / shares					$ 1.50
Threshold percentage					85.00%
Threshold consecutive trading days | D					7
Conversion price of common stock | $ / shares					$ 0.20
Convertible Debenture | Subsequent Event | YA PN II SDPA
Subsequent Event [Line Items]
Principal	$ 6,500,000
Financing fee	$ 1,500,000
Threshold consecutive trading days, pricing period	5 days
Conversion price (in dollars per share) | $ / shares	$ 0.05
Threshold percentage	95.00%
Convertible Debenture | Subsequent Event | YA PN II SDPA | Maximum
Subsequent Event [Line Items]
Annual rate	18.00%